Equity Method and Other Investment - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Investments [Line Items]
Lease guarantees provided to landlords			$ 3,500,000				$ 4,900,000
Amount of loss limited to net investments			3,500,000				4,900,000
Share of loss on equity method investments	$ 5,096,000	$ 2,526,000			$ (19,414,000)	$ (44,585,000)	(44,788,000)	$ (32,206,000)	$ (12,638,000)
Investments, valuation allowance for credit losses			60,700,000				43,900,000	0
Unrealized gain on debt securities available for sale			1,800				4,400,000	0
Payments acquire investments			26,700,000	$ 93,400,000	$ 26,704,000	$ 93,357,000	99,146,000	80,674,000	$ 121,626,000
Proceeds from sale of investments			3,200,000	$ 43,800,000			48,000,000.0	$ 16,600,000
Unfunded capital commitment			$ 33,300,000				$ 50,800,000